Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

					Value of Initial Fixed $100 Investment based on: (4)
Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(3) ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Adjusted EBIT (5) ($ Millions)
2024	3,973,485	3,876,710	774,375	861,970	92.62	123.93	(441.0)	3.2
2023	5,847,661	(3,434,422)	1,291,473	(349,239)	81.62	114.43	(259.3)	(9.9)
2022	10,467,712	9,153,853	1,110,338	1,053,973	203.51	100.08	(8.9)	52.2
2021	4,515,356	6,565,639	1,155,022	1,381,134	243.02	131.83	(8.6)	11.3
2020	2,898,033	4,106,999	900,561	1,059,643	154.37	124.19	2.4	10.8

(1)
The PEO for each year presented was Thomas R. Stanton. The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2024	2023	2022	2021	2020
Ulrich Dopfer	Ulrich Dopfer	Michael K. Foliano	Michael K. Foliano	Michael K. Foliano
James D. Wilson, Jr.	James D. Wilson, Jr.	James D. Wilson, Jr.	James D. Wilson, Jr.	James D. Wilson, Jr.
Christoph Glingener	Christoph Glingener	Ronald D. Centis	Ronald D. Centis	Ronald D. Centis
	Michael K. Foliano	Raymond Harris	Raymond Harris	Eduard Scheiterer
Christoph Glingener

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Thomas R. Stanton ($)	Exclusion of Stock Awards for Thomas R. Stanton ($)	Inclusion of Equity Values for Thomas R. Stanton ($)	Compensation Actually Paid to Thomas R. Stanton ($)

2024	3,973,485	(2,130,975)	2,034,200	3,876,710

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	774,375	(187,356)	274,951	861,970

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Thomas R. Stanton ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Thomas R. Stanton ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Thomas R. Stanton ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Thomas R. Stanton ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Thomas R. Stanton ($)	Total - Inclusion of Equity Values for Thomas R. Stanton ($)

2024	2,128,124	110,113	—	(204,037)	—	2,034,200

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
					($)
2024	234,284	40,823	—	(156)	—	274,951

(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Telecommunications Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024, as amended by the Form 10-K/A. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Telecommunications Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined Adjusted EBIT to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. Adjusted EBIT is a non-GAAP measure. More information on Adjusted EBIT can be found in “Elements of 2024 Executive Compensation—Short-Term Cash Incentives—2024 Bonus Program” above. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the cumulative TSR of the Company over the five most recently completed fiscal years, and the NASDAQ Telecommunications Index TSR over the same period.

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBIT

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and Adjusted EBIT during the five most recently completed fiscal years.

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2024 to Company performance. The measures in this table are not ranked.

Adjusted EBIT
Gross Margin
Relative TSR

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote
(1)
The PEO for each year presented was Thomas R. Stanton. The individuals comprising the Non-PEO NEOs for each year presented are listed below:

2024	2023	2022	2021	2020
Ulrich Dopfer	Ulrich Dopfer	Michael K. Foliano	Michael K. Foliano	Michael K. Foliano
James D. Wilson, Jr.	James D. Wilson, Jr.	James D. Wilson, Jr.	James D. Wilson, Jr.	James D. Wilson, Jr.
Christoph Glingener	Christoph Glingener	Ronald D. Centis	Ronald D. Centis	Ronald D. Centis
	Michael K. Foliano	Raymond Harris	Raymond Harris	Eduard Scheiterer
Christoph Glingener

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the NASDAQ Telecommunications Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024, as amended by the Form 10-K/A. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Telecommunications Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 3,973,485	$ 5,847,661	$ 10,467,712	$ 4,515,356	$ 2,898,033
PEO Actually Paid Compensation Amount	$ 3,876,710	(3,434,422)	9,153,853	6,565,639	4,106,999
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Thomas R. Stanton ($)	Exclusion of Stock Awards for Thomas R. Stanton ($)	Inclusion of Equity Values for Thomas R. Stanton ($)	Compensation Actually Paid to Thomas R. Stanton ($)

2024	3,973,485	(2,130,975)	2,034,200	3,876,710

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Thomas R. Stanton ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Thomas R. Stanton ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Thomas R. Stanton ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Thomas R. Stanton ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Thomas R. Stanton ($)	Total - Inclusion of Equity Values for Thomas R. Stanton ($)

2024	2,128,124	110,113	—	(204,037)	—	2,034,200

Non-PEO NEO Average Total Compensation Amount	$ 774,375	1,291,473	1,110,338	1,155,022	900,561
Non-PEO NEO Average Compensation Actually Paid Amount	$ 861,970	(349,239)	1,053,973	1,381,134	1,059,643
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	774,375	(187,356)	274,951	861,970

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
					($)
2024	234,284	40,823	—	(156)	—	274,951

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the cumulative TSR of the Company over the five most recently completed fiscal years, and the NASDAQ Telecommunications Index TSR over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBIT

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and Adjusted EBIT during the five most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2024 to Company performance. The measures in this table are not ranked.

Adjusted EBIT
Gross Margin
Relative TSR

Total Shareholder Return Amount	$ 92.62	81.62	203.51	243.02	154.37
Peer Group Total Shareholder Return Amount	123.93	114.43	100.08	131.83	124.19
Net Income (Loss)	$ (441,000,000)	$ (259,300,000)	$ (8,900,000)	$ (8,600,000)	$ 2,400,000
Company Selected Measure Amount	3,200,000	(9,900,000)	52,200,000	11,300,000	10,800,000
PEO Name	Thomas R. Stanton	Thomas R. Stanton	Thomas R. Stanton	Thomas R. Stanton	Thomas R. Stanton
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,130,975)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,034,200
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,128,124
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	110,113
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(204,037)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(187,356)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	274,951
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,284
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,823
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(156)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0